Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 19, 2020	Sep. 07, 2020	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 $ / shares shares
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)											137,186,000
Cancelled (in shares)					6,674,341		3,187,546
Exercise price (in US dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Incremental compensation cost | ¥			¥ 0
Number of share options granted (in shares)					5,125,000		129,590,471
Assumptions
Expected volatility	50.22%	50.22%
Contractual term (in year)	10 years	10 years
Risk-free interest rate	1.66%	1.66%
Number of shares
Beginning balance					126,402,925
Granted during the year					5,125,000		129,590,471
Exercised during the year					(36,613,500)
Forfeited during the year					(6,674,341)		(3,187,546)
Ending balance					88,240,084		126,402,925
Exercisable at the end								69,926,029	69,926,029
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares				0.0001
Granted during the year | $ / shares				0.0001		0.0001
Exercised during the year | $ / shares				0.0001
Forfeited during the year | $ / shares				0.0001		0.0001
Outstanding at end of period | $ / shares				0.0001		0.0001
Exercisable at the end (in dollars per share) | $ / shares								$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $								$ 9,847,593		$ 37,352,064
Exercisable at the end (in dollars) | $								$ 7,796,752
Weighted average remaining contractual years
Weighted average remaining contractual years					8 years 9 months 7 days		9 years 8 months 5 days
Exercisable at the end (in years)					8 years 8 months 5 days
Weighted average price of options granted during the year | $ / shares				0.0001		0.0001
Number of options exercisable								69,926,029	69,926,029
Weighted average exercise price of options exercisable | $ / shares								$ 0.0001
Weighted average remaining contractual years of options exercisable					8 years 8 months 5 days
Aggregate intrinsic value of exercisable options | $								$ 7,796,752
Unrecognized share-based compensation expenses, recognition period					2 years 7 months 21 days
Weighted average grant date fair value of share options | (per share)				$ 0.12	¥ 0.78	$ 0.55	¥ 3.81
Share-based compensation expenses recognized for share options | ¥					¥ 39,280		¥ 61,250
Unrecognized share-based compensation expenses | ¥									¥ 31,560
Unrecognized compensation expense, recognition period					2 years 7 months 21 days
2019 Incentive Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)								12,081,944	12,081,944
2014 and 2016 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled (in shares)			91,548,120
Number of shares
Forfeited during the year			(91,548,120)
Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					4 years
Expiration period (in years)					10 years
Replacement Share Options | 2019 Incentive Plan
Number of shares
Exercised during the year					(24,474,535)
Certain Directors And Senior Management | 2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted (in shares)					5,125,000		129,590,471
Number of shares
Granted during the year					5,125,000		129,590,471